Convertible Preferred Stock and Preferred Stock - consisted of preferred stock (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 16, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	0		207,390,039
Convertible preferred stock, issued	0		77,340,057
Convertible preferred stock, outstanding	0		77,340,057
Preferred Stock, Shares Authorized	100,000,000
Carrying Value			$ 75,877
Liquidation Preference	$ 0		$ 77,100
Common Stock Issuable Upon Conversion			80,833,007
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			67,156,152
Convertible preferred stock, issued			24,359,107
Convertible preferred stock, outstanding			24,359,107
Carrying Value			$ 18,394
Liquidation Preference			$ 18,000
Common Stock Issuable Upon Conversion		24,359,107	24,359,107
Series A Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			9,233,677
Convertible preferred stock, issued			3,484,240
Convertible preferred stock, outstanding			3,484,240
Carrying Value			$ 11,321
Liquidation Preference			$ 11,819
Common Stock Issuable Upon Conversion		3,484,240	6,977,190
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			90,328,396
Convertible preferred stock, issued			34,129,398
Convertible preferred stock, outstanding			34,129,398
Carrying Value			$ 31,953
Liquidation Preference			$ 32,997
Common Stock Issuable Upon Conversion		34,129,398	34,129,398
Series B Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			40,671,814
Convertible preferred stock, issued			15,367,312
Convertible preferred stock, outstanding			15,367,312
Carrying Value			$ 14,209
Liquidation Preference			$ 14,284
Common Stock Issuable Upon Conversion		15,367,312	15,367,312